Document and Entity Information	Nov. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2023
Entity File Number	001-41783
Entity Registrant Name	Vestis Corp
Entity Central Index Key	0001967649
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2573927
Entity Address, Address Line One	500 Colonial Center Parkway
Entity Address, Address Line Two	Suite 140
Entity Address, City or Town	Roswell
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30076
City Area Code	470
Local Phone Number	226-3655
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, par value $0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE